Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) € in Thousands	Dec. 31, 2018 EUR (€)
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 393,630
Within 1 year [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	2,833
2020 [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	5,368
2021 [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	6,586
2022 [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	4,051
2023 [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	6,809
Later than five years [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	39,333
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 328,650